Note 21 - Segmented Information	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
21.	Segmented information

Operating segments

The Company has two reportable operating segments. The segments are grouped with reference to the nature of services provided and the types of clients that use those services. The Company assesses each segment’s performance based on operating earnings or operating earnings before depreciation and amortization. FirstService Residential provides property management and related property services to residential communities in North America. FirstService Brands provides company-owned and franchised property services to customers in North America. Corporate includes the costs of operating the Company’s corporate head office. The reportable segment information excludes intersegment transactions.

2023	FirstService	FirstService
	Residential	Brands	Corporate	Consolidated

Revenues	$1,996,823	$2,337,725	$-	$4,334,548
Depreciation and amortization	33,114	94,729	91	127,934
Operating earnings (loss)	155,044	126,468	(36,620)	244,892
Other income, net				5,810
Interest expense, net				(47,364)
Income taxes				(56,317)

Net earnings				$147,021

Total assets	$939,586	$2,679,848	$6,309	$3,625,743
Total additions to long lived assets	139,174	588,768	-	727,942

2022	FirstService	FirstService
	Residential	Brands	Corporate	Consolidated

Revenues	$1,772,258	$1,973,577	$-	$3,745,835
Depreciation and amortization	28,611	81,439	90	110,140
Operating earnings (loss)	138,873	111,638	(31,485)	219,026
Other income, net				146
Interest expense, net				(25,191)
Income taxes				(48,974)

Net earnings				$145,007

Total assets	$836,691	$1,931,847	$5,976	$2,774,514
Total additions to long lived
assets	56,354	152,960	1,848	211,162

Geographic information

Revenues in each geographic region are reported by customer locations.

	2023	2022

United States
Revenues	$3,771,219	$3,279,533
Total long-lived assets	1,827,117	1,290,619

Canada
Revenues	$563,329	$466,302
Total long-lived assets	403,206	336,474

Consolidated
Revenues	$4,334,548	$3,745,835
Total long-lived assets	2,230,323	1,627,093